Income Tax - Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax benefit (expense) computed at statutory rate	$ (238)	$ (51)	$ (23)
Non-deductible and non-taxable permanent differences, net	17	5	(18)
Income (loss) on equity-method investments		2
Valuation allowance adjustments	92	10	1
Effect on deferred taxes of changes in enacted tax rates	(70)	(9)	(15)
Current year credits	40	34	44
Other tax and credits	(36)	(25)	(2)
Benefits from tax holidays	114	49	42
Net impact of changes to uncertain tax positions	(43)	(22)	8
Earnings of subsidiaries taxed at different rates	(19)	(24)	(20)
Income tax benefit (expense)	$ (143)	$ (31)	$ 21